Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Interest income:
Loans, including fees	$ 10,406	$ 10,268
Securities, taxable	840	946
Other interest-earning assets	86	106
Total interest income	11,332	11,320
Interest expense:
Deposits	1,472	1,912
Mortgage escrow funds	52	31
Borrowings, short term	36	23
Borrowings, long term	696	1,029
Total interest expense	2,256	2,995
Net interest income	9,076	8,325
Provision for loan losses	443	891
Net interest income after provision for loan losses	8,633	7,434
Non-interest income:
Fees and service charges	159	168
Net gain on sale of loans	267	183
Net gain on sale and call of securities	0	782
Other	13	26
Total non-interest income	439	1,159
Non-interest expense
Salaries and employee benefits	4,139	4,459
Net occupancy	1,282	1,238
Equipment	754	762
Professional fees	346	872
Advertising	29	69
Federal insurance premium	223	209
Directors' fees	213	268
Cost of early repayment of borrowings and brokered time deposits	0	614
Charter conversion	5	173
Other	690	743
Total non-interest expenses	7,681	9,407
Income (loss) before income tax (benefit)	1,391	(814)
Income tax (benefit)	452	(175)
Net income (loss)	939	(639)
Preferred stock dividends	33	0
Net income (loss) attributable to common stockholders	$ 906	$ (639)
Net income (loss) per common share - basic and diluted	$ 0.52	$ (0.37)
Weighted average number of common shares outstanding: Basic	1,734,007	1,710,121
Weighted average number of common shares outstanding: Diluted	1,735,252	1,710,121